DERIVATIVES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item
DERIVATIVES
Fair value hedging adjustment of the hedged fixed-rate residential loans	$ 8	$ 34
Hedged Asset, Statement of Financial Position [Extensible Enumeration]	Net loans	Net loans
Designated as hedges | Fair value hedge
DERIVATIVES
Number of intertest rate swaps | item	1
Notional amount of liability	$ 10,000
Fair value of liabilities	$ (8)
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities
Number of intertest rate swaps | item		2
Notional amount of asset		$ 20,000
Fair value of assets		$ 34
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Other assets
Weighted average pay rates	3.91%	4.10%
Weighted average receive rates	3.79%	5.35%
Weighted average maturity	4 months 24 days	1 year 11 months 1 day
Interest income recognized on the fair value hedges	$ 101	$ 228
Designated as hedges | Cash flow hedge
DERIVATIVES
Number of intertest rate swaps | item	1
Notional amount of liability	$ 25,000
Fair value of liabilities	$ (78)	$ 0
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Amount reclassified	$ 50